Commitments and Contingencies (Details) - USD ($) $ in Millions	Feb. 18, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Contingency, Estimate [Abstract]
Accrual for legal proceedings and unasserted claims			$ 2
Maximum
Loss Contingency, Estimate [Abstract]
Accrual for legal proceedings and unasserted claims		$ 1
UScellular
Loss Contingency, Estimate [Abstract]
FCC License Auction, Percent of Bid Credit in Each Auction		25.00%
Subsequent event
Loss Contingency, Estimate [Abstract]
Commitment to purchase wireless spectrum licenses	$ 1,460